Basic and Diluted Loss Per Share	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Basic and Diluted Loss Per Share

Note 3 – Basic and Diluted Loss Per Share

The number of shares used to calculate basic and diluted loss per share for the nine months ended September 30, 2024 and 2023 were as follows:

	Nine Months Ended September 30,
	2024	2023
Class A common stock	14,020,543	13,804,788
Class B common stock	571,011	753,857
Total	14,591,554	14,558,645

For the nine months ended September 30, 2024 and 2023, approximately 16.3 million and 13.6 million shares, respectively, issuable upon the exercise or conversion of stock options, convertible notes, and warrants outstanding were excluded from the calculation of diluted loss per share because such amounts were antidilutive.